SHARE-BASED COMPENSATION - Summary of activity of Company's Incentive Units (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - Incentive Units - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Units
Granted at the beginning	639,670	659,995	659,995
Granted	142,817		20,245
Vested	(101,544)
Forfeited	(1,803)	(2,694)	(40,570)
Outstanding at the end	679,140	657,301	639,670
Units outstanding and expected to vest at the end			639,670
Weighted- average grant date fair value
Granted at the beginning (in dollars per share)	$ 9.44	$ 9.44	$ 9.44
Granted (in dollars per share)	51.11		9.44
Vested	9.44
Forfeited (in dollars per share)	25.04	9.44	9.44
Outstanding at the end (in dollars per share)	$ 18.16	$ 9.44	9.44
Units outstanding and expected to vest at the end (in dollars per share)			$ 9.44